Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
Summary of Revenues Disaggregated by Revenue Source
The following table presents the Company’s revenues disaggregated by revenue source:

	For the six months ended
	June 30, 2019	June 30, 2020	June 30, 2020
	RMB	RMB	US$
	(In millions)
	(unaudited)
Online marketing	36,894	31,931	4,520

iQIYI membership service	6,844	8,673	1,228
iQIYI content distribution	986	1,463	207
Others	5,725	6,512	920

Other revenue	13,555	16,648	2,355

Total revenue	50,449	48,579	6,875